Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2020
Prospectus Date	rr_ProspectusDate	Jun. 25, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Aptus Collared Income Opportunity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aptus Collared Income Opportunity ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Aptus Collared Income Opportunity ETF (ACIO)
(the “Fund”)

February 18, 2020

Supplement to the
Summary Prospectus and Prospectus,
each dated June 25, 2019

Effective immediately, the following replaces the first three paragraphs of the section entitled “Principal Investment Strategy” on pages 1–2 of the Fund’s Summary Prospectus and pages 3–4 of the Fund’s Prospectus:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities or on an index tracking the large capitalization segment of the U.S. equity market (a “U.S. Large Cap Index”). The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”).  The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the Fund’s equity securities based on the Adviser’s assessment of the likelihood that the dividends paid by the issuer will increase or remain stable and based on the liquidity of the options available for such security. The Adviser considers factors primarily related to yield, earnings growth, revenue growth, and distribution history in assessing the likelihood that the dividends paid by an issuer will increase or remain stable. The Fund’s portfolio will typically consist of approximately 50 equity securities across a variety of industries, with generally no more than 30% of the Fund’s net assets invested in companies in a single sector. The Adviser may replace a security if it believes another security offers a better value proposition, with a bias for low portfolio turnover.
The Fund’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on a U.S. Large Cap Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Aptus Collared Income Opportunity ETF | Aptus Collared Income Opportunity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACIO